Goodwill	6 Months Ended
Jun. 30, 2024
Goodwill [Abstract]
Goodwill

14. Goodwill

Cost
As at January 1, 2023	-
Acquired through business combination	9,020,813
As at December 31, 2023	9,020,813
As at June 30, 2024	9,020,813

Accumulated impairment
As at January 1, 2023	-
As at December 31, 2023	-
As at December 31, 2023	9,020,813
As at June 30, 2024	9,020,813

Goodwill relates to the acquisition of Simulus, a leading hydrometallurgical laboratory and engineering company located in Perth, Australia by Lifezone Asia-Pacific Pty Ltd on July 18, 2023, as disclosed in Note 1.

For the purpose of annual impairment testing, goodwill is allocated to the operating segments expected to benefit from the synergies of the business combinations in which the goodwill arises as set out below, and is compared to its recoverable value:

Goodwill allocated to cash generating unit
Goodwill	9,020,813
As at December 31, 2023	9,020,813
As at June 30, 2024	9,020,813